Retirement Benefits - Schedule of Change in Benefit Obligations (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Benefit obligation, beginning of period	$ 46.0	$ 52.7	$ 52.7	$ 46.8
Service cost	1.1	1.3	1.7	1.5	1.3
Interest cost	1.9	1.5	2.0	2.2	2.2
Actuarial gain (loss)			(5.1)	2.7
Benefits paid			(1.6)	(2.2)
Cumulative translation adjustments			(3.7)	1.7
Benefit obligation, end of period			$ 46.0	$ 52.7	$ 46.8